[H&M Final]



[Translation]






               SECURITIES REGISTRATION STATEMENT
                         for NAV sale















            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST



               SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance
                                                       Filing
                              Date:     May 15, 1998


Name of the Registrant Trust:           PUTNAM GLOBAL
                         GOVERNMENTAL INCOME TRUST

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John J.
                              Mullin III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]_

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]_____

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura
                                                       Kensuke
                              Anbe

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377
                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM GLOBAL
                              GOVERNMENTAL
Offering or Sale of Foreign             INCOME TRUST
Investment Fund Securities:

Type and Aggregate Amount of       Up to 71.89 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 71.89
                              million Class M Shares
                                                       (The
                              maximum amount expected to be
                              sold is  934 million U.S.
                              dollars (Yen123.4 billion)).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen132.10 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on March 31, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of March 31, 1998 (U.S.$12.99) by 71.89  million
     Class M Shares for convenience.



      Places where a copy of this Securities Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Securities Registration
                   Statement in Japanese is
              85 including front and back pages.)





                        C O N T E N T S

                                                Japanese  This
                                                OriginalEnglish
                                                      Translation


PART I.   INFORMATION CONCERNING SECURITIES    1    1


PART II.  INFORMATION CONCERNING ISSUER             4      5

I.   DESCRIPTION OF THE FUND                        4      5

     l.   GENERAL INFORMATION                              4
5

     2.   INVESTMENT POLICY                         8     10

     3.   MANAGEMENT STRUCTURE                     17     23

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.                 26
36

     5.   STATUS OF INVESTMENT FUND                30     40

II.  OUTLINE OF THE TRUST                                 32
44

III. OUTLINE OF THE OTHER RELATED COMPANIES        66     74

IV.  FINANCIAL CONDITION OF THE FUND                      68
76

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES                  134
82

VI.  MISCELLANEOUS                                134     82


PART III. SPECIAL INFORMATION                     136     84

I.   OUTLINE OF REGULATORY SYSTEM IN UNITED STATES136     84

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     ADVISER AND MANAGEMENT COMPANY               142     90

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                                     161
90


PART I.                       INFORMATION CONCERNING
                              SECURITIES

1.                            NAME OF FUND:            PUTNAM
                              GLOBAL GOVERNMENTAL INCOME TRUST

(hereinafter referred to as the
                              "Fund")

2.                            NATURE OF FOREIGN        Three
                              classes of shares (Class A
                              shares,
                              INVESTMENT FUND SECU-    Class B
                              shares and Class M shares)
                              RITIES CERTIFICATES:
                              Registered shares without par
                              value
                                                       In
                              Japan, Class M Shares
                              (hereinafter referred to as the
                              "Shares") are for public
                              offering.  No rating has been
                              acquired.

3.                            NUMBER OF SHARES TO      Up to
                              71.89 million Shares
                              BE OFFERED FOR SALE
                              (IN JAPAN)

4.                            TOTAL AMOUNT OF          Up to
                              the total amount aggregating the
                              OFFERING PRICE:
                              amounts calculated by
                              multiplying the respective net
                              asset value per Share by the
                              respective number of Shares in
                              respect of 71.89 million Shares
                                                       (The
                              maximum amount expected to be
                              sold is 934 million U.S. dollars
                              (Yen123.4 billion).)

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of March 31, 1998 ($12.99) by the number of Shares to be offered (71.89 million).

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen132.10 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on March 31,
          1998).  The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.                            ISSUE PRICE:            The Net
                              Asset Value per Share next
                              calculated on a Fund Business
                              Day after the application for
                              purchase is received by the
                              Fund.

    Note:A "Fund Business Day" means a day on which the New
          York Stock Exchange is open for business.

6.                            SALES CHARGE:            The
                              sales charge in Japan shall be
                              3% of the amount obtained by
                              deduction of the amount
                              equivalent to 3% of the public
                              offering price from such price
                              (hereinafter referred to as the
                              "Sales Price").  Any amount,
                              which is over the net asset
                              value, of the Sales Price shall
                              be retained by Putnam Mutual
                              Funds Corp., principal
                              underwriter of the Fund.
                                                       The
                              public offering price means the
                              amount calculated by dividing
                              the net asset value by (1-
                              0.0325) and rounded to three
                              decimal places.

7.                            MINIMUM AMOUNT OR        The
                              minimum amount for purchase of
                              NUMBER OF SHARES         Shares
                              is 300 shares and in integral
                              FOR SUBSCRIPTION:
                              multiples of 100 shares.

8.                            PERIOD OF SUBSCRIPTION:  From:
                              June 1, 1997 (Monday)
                                                       To:
                              November 30, 1998 (Monday)

Provided that the subscription
                              is handled only on a Fund
                              Business Day and a business day
                              when securities companies are
                              open for business in Japan.

9.                            DEPOSIT FOR SUBSCRIPTION:
                              None.

10.                           PLACE OF SUBSCRIPTION:   Towa
                              Securities Co., Ltd.
                              (hereinafter referred to as "
                              Towa")
                                                       16-7,
                              Nihonbashi 1-chome,Chuo-ku,
                              Tokyo

    Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.                           DATE AND PLACE
                              Investors shall pay the Issue
                              Price and Sales
                              OF PAYMENT:              Charge
                              to Towa within 4 business days
                              in Japan from the day when Towa
                              confirms the execution of the
                              order (the "Trade Day") (see
                              page 22).
                                                       The
                              total issue price for each
                              Application Day will be
                              transferred by Towa to the
                              account of the Fund at Putnam
                              Fiduciary Trust Company, the
                              transfer agent, within 3 Fund
                              Business Days (hereinafter
                              referred to as "Payment Date")
                              from (and including) the
                              Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:
(A) Towa undertakes to make a public offering of 71.89 million Shares in accordance with an agreement dated November 21, 1997 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.
(B) During the public offering period, Towa will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)  The Fund has appointed Towa as the Agent Securities
     Company in Japan.
    Note:"The Agent Securities Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          Investors who subscribe to Shares shall enter into with a Handling Securities Company an agreement concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Towa on the Payment Date.
(B)  Expenses summary:
          Expenses are one of several factors to consider when investing. The following table summarizes investor's maximum transaction costs from investing in class M shares of the Fund and expenses incurred in respect of class M shares in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in class M shares over the specified periods.

     Shareholder transaction expenses
     Maximum sales charge imposed on purchases
     (as a percentage of public offering price)  3.25%

     Deferred sales charge                 None

     Annual Fund operating expenses
      (as a percentage of average net assets)
     Management fees                       0.80%
     12b-1 fees                            0.50%
     Other expenses                        0.24%
     Total Fund operating expenses         1.54%

          The table is provided to help you understand the expenses of investing in class M shares of the Fund and of your share of the operating expenses. The expenses shown in the table do not reflect the application of credits that reduce certain Fund expenses.

     Example
          An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.

           One year              $48
           3 years                      $80
           5 years                      $114
           10 years             $210

          The example does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies.
(C)  Offerings other than in Japan:
          Shares are simultaneously offered in the United
     States of America.
PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND

1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:
     (1)  Name of the Fund:   Putnam Global Governmental
     Income Trust (the "Fund")
     (2)  Form of the Fund
          Putnam Global Governmental Income Trust is a
     Massachusetts business trust organized on June 30, 1986. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
          The Fund is an open-end non-diversified management investment company with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series. Only the Fund's class M shares are currently offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.
          Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.
     The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems their shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
          a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:
              A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
              A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
              Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
          b.  Investment Company Act of 1940
              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
          c.  Securities Act of 1933
              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
          d.  Securities Exchange Act of 1934
              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
          e.  The Internal Revenue Code
              The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
          f.  Other laws
              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
              a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
              b.  State authorities typically have broad
          authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.
 (C) Objects and Basic Nature of the Fund:
          The Fund, a non-diversified mutual fund, seeks a high level of current income by investing principally in debt securities of non-U.S. or U.S. governmental entities, including supranational issuers. Secondary objectives of the Fund are preservation of capital and long-term total return, but only to the extent consistent with high current income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.
 (D) History of the Fund:
                                   June 30, 1986:
                         Organization of the Fund as a
                         Massachusetts business trust.
                         Adoption of the Agreement and
                         Declaration of Trust.
                                   February 24, 1987:
                         Adoption of the Amended and Restated
                         Agreement and Declaration of Trust.
                                   December 3, 1993:
                         Adoption of the Amended and Restated
                         Agreement and Declaration of Trust
(E)  Affiliated Companies of the Fund:
          Names and related business of the affiliated companies of the Fund are as follows:
          (1) Putnam Investment Management, Inc. (the
          "Investment Management Company") renders investment management services to the Fund.
          (2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.
          (3) Putnam Mutual Funds Corp. (the "Principal Underwriter") engages in providing marketing services to the Fund.
          (4) Towa Securities Co., Ltd. (the "Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objects of Investment:
          The Fund, a non-diversified mutual fund, seeks high current income by investing principally in debt securities of non-U.S. or U.S. governmental entities, including supranational issuers. Secondary objectives of the Fund are preservation of capital and long-term total return, but only to the extent consistent with high current income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.

     Basic investment strategy
          The Fund seeks its objectives by investing in a global portfolio consisting principally of governmental or supranational debt securities denominated in any currency and, to a lesser extent, in other debt securities and equity securities. Under normal market conditions, the Fund will invest at least 65% of its total net assets in debt securities issued or guaranteed by national, provincial, state or other governments with taxing authority or their agencies, or by supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. Under normal market conditions, the Fund's portfolio will be invested in securities of issuers located in at least three different countries, one of which may be the United States.
          The Fund will not invest more than 20% of its total net assets in debt securities rated, at the time of purchase, below BBB or Baa by a nationally recognized securities rating agency, such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in unrated securities which the Investment Management Company determines to be of comparable quality. The Fund will not purchase a security that is rated, by each of the rating agencies rating the security, lower than CCC or Caa, or, if unrated, determined by the Investment Management Company to be of comparable quality, if, as a result, more than 5% of the Fund's total net assets would be of that quality. The foregoing limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, the Investment Management Company will use the highest rating assigned by any agency.
          Securities rated below CCC or Caa by a rating agency may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The values of lower-rated fixed income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed income securities.
          The Fund will purchase equity securities only of companies whose debt securities satisfy the Fund's quality standards, and only when the Investment Management Company believes such investments are consistent with the Fund's primary objective of seeking high current income. The Fund may also hold a portion of its assets in cash or money market instruments.
          Historically, yields available from securities of issuers in many non-U.S. countries have often been higher than those available from securities of U.S. issuers.
     The Fund has the flexibility to invest wherever the Investment Management Company sees potential for high income. The Investment Management Company will consider expected changes in currency exchange rates in determining the anticipated returns of securities denominated in non-U.S. currencies.

     Defensive strategies
          At times the Investment Management Company may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Investment Management Company may temporarily use alternative strategies, primarily designated to reduce fluctuations in the value of fund assets.
          In implementing these defensive strategies, the Fund may invest without limit in securities of issuers located in the United States or in money market instruments, including short-term bank obligations, such as certificates of deposit, or up to 10% of the Fund's total net assets in securities whose value is determined by the value of gold or in any other securities the Investment Management Company considers consistent with such defensive strategies.
          It is impossible to predict when, or for how long, these alternative strategies would be used.
          The Fund is a "non-diversified" investment company under the Investment Company Act of 1940. This means that it may invest its assets in a limited number of issuers.
          Under the U.S. Internal Revenue Code, the Fund generally may not, with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than U.S. government securities. With respect to the remaining 50% of its total assets, the Fund generally may not invest more than 25% of its total assets in securities of any one issuer, other than U.S. government securities. Therefore, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers, exclusive of any investments in U.S. government securities, which could adversely affect the Fund's net asset value if the value of such securities declines.
          The obligations of U.S. and non-U.S. governmental entities, including supranational issuers, have different kinds of government support. For instance, as used in this Securities Registration Statement, "U.S. government obligations" means debt securities issued or guaranteed by the U.S. government or by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government. Some of these obligations, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States.
          Other U.S. government obligations issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("Fannie Mae") bonds. Similarly, obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. Some of these obligations are supported by the full faith and credit of a non-U.S. government and some are not.
          The members, or "stockholders," of a supranational entity make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. By engaging in lending activities and other activities intended to foster international economic growth and development, supranational entities further the particular governmental purposes of their members.
          The market value of the Fund's investments will change in response to changes in interest rates and other factors. During periods of falling interest rates, the values of long-term, fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes in exchange rates for non-U.S. currencies may affect the value of portfolio securities denominated in those currencies. Changes by recognized rating services in their ratings of securities and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect interest income derived from those securities, but will affect the Fund's net asset value. Exchange rate fluctuations, however, may impact both the value of a particular investment and the income derived from the investment. The Investment Management Company may take full advantage of the entire range of maturities offered by fixed income securities and may adjust the average maturity of the Fund's portfolio from time to time depending on its assessment of the relative yields on securities of different maturities and its expectations of future changes in interest rates.

     Risk Factors
     Non-U.S. investments
          Since non-U.S. securities are normally denominated and traded in non-U.S. currencies, the value of Fund assets and its net investment income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar and exchange control regulations. The Fund will not invest in securities denominated in a non-U.S. currency that is not fully exchangeable into U.S. dollars without legal restriction at the time of investment.
          There may be less information publicly available about a non-U.S. issue than about a U.S. issuer, and non-U.S. issuers may not be subject to accounting standards comparable to those in the United States. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.
          The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. companies. Non-U.S. brokerage commissions and other fees are also generally higher than in the United States. Non-U.S. settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of Fund assets held abroad) and expenses not present in the settlement of domestic investments.
          In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in certain non-U.S. countries.
          Legal remedies available to investors in certain non-U.S. countries may be limited. The laws of some non-U.S. countries may limit investments in securities of certain issuers located in those non-U.S. countries. Special tax considerations apply to non-U.S. securities.
          In determining whether to invest in securities of non-U.S. issuers, the Investment Management Company will consider the likely impact of non-U.S. taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within non-U.S. countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.
          Because the Fund intends to purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.
          The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries. In addition, the small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in such countries less liquid and more volatile than investments in more developed countries. Investments in emerging markets may be considered as speculative.

     Non-U.S. currency exchange transactions
          The Fund may engage in non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Investment Management Company may engage in non-U.S. currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").
          The Fund may engage in transaction hedging to protect against a change in non-U.S. currency exchange rates between the date on which the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a non-U.S. currency.
          The Fund may purchase or sell a non-U.S. currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that non-U.S. currency.
          If conditions warrant, for transaction hedging purposes the Fund may also enter into contracts to purchase or sell non-U.S. currencies at a future date ("forward contracts") and purchase and sell non-U.S. currency futures contracts. A non-U.S. currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Non-U.S. currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the Fund may also purchase or sell exchange-listed and over-the-counter call and put options on non-U.S. currency futures contracts and on non-U.S. currencies.
          The Fund may engage position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the Fund intends to buy are denominated, when the Fund holds cash or short-term investments.) For position hedging purposes, the Fund may purchase or sell non-U.S. currency futures contracts, non-U.S. currency forward contracts and options on non-U.S. currency futures contracts and on non-U.S. currencies on exchanges or in over-the-counter markets. In connection with position hedging, the Fund may also purchase or sell non-U.S. currency on a spot basis.
          The Fund's currency hedging transactions may call for the delivery of one non-U.S. currency in exchange for another non-U.S. currency and may at times not involve currencies in which its portfolio securities are then denominated. The Investment Management Company will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
          The decision as to whether and to what extent the Fund will engage in non-U.S. currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in non-U.S. currency exchange transactions at any given time or from time to time.
          For a further discussion of the risks associated with purchasing and selling futures contracts and options refer to "Risk Factors".

          Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.
          The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.
          The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities the Fund at times may be unable to establish the fair value of such securities.
          The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.
          The table below shows the percentages of Fund assets invested during fiscal 1997 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by other rating agencies, and in unrated securities determined by the Investment Management Company to be of comparable quality.

                                            Unrated securities
                          Rated securities     of comparable
           Ratings        as percentage of      quality, as
                             net assets      percentage of net
                                                  assets
            "AAA"              72.39%                -
            "AA"                6.95%                -
             "A"                  -                  -
            "BBB"               0.38%                -
            "BB"               11.34%                -
             "B"                1.93%                -
            "CCC"                 -                  -
            "CC"                  -                  -
             "C"                  -                  -
             "D"                  -                  -
           Total:              92.99%                -

          The Investment Management Company seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Investment Management Company's ability than would be the case if the Fund were investing in securities in the higher rating categories.
          The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.
          At times, a substantial portion of Fund assets may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by the Investment Management Company and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when the Investment Management Company believes it advisable to do so or the Fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.
          In order to enforce its rights in the event of a default of these securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect the Fund's net asset value.
          Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
          The Fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.
          Even though such bonds do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
          The Fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. Participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.
          Certain investment grade securities in which the Fund may invest share some of the risk factors discussed above with respect lower-rated securities.

     Investments in premium securities
          At times, the Fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.
          The Fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).
          During a period of declining interest rates, many of the Fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether the securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of Fund shares. As a result, an investor who purchases Fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the Fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the Fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

     Portfolio turnover
          The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.
          Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in the realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

     Options and futures portfolio strategies
     The Fund may seek to increase its current return by writing covered call or put options with respect to some or all of the securities and currencies held in its portfolio and by buying and selling combinations of put and call options on the same underlying security or currency. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security or currency above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security or currency from the option holder at a price above the current market price of the security or currency. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will not purchase put and call options if as a result more than 5% of its total net assets will be invested in such options.
          In addition, through the writing and purchase of options on securities and currencies and the purchase and sale of futures contracts and related options on securities and currencies, the Fund may at times seek to reduce fluctuations in net asset value by hedging against a decline in the value of securities or currencies owned by the Fund or an increase in the value of securities or currencies which the Fund expects to purchase. A financial futures contract sale creates an obligation by the seller to deliver, and by the purchaser to take delivery of, the type of financial instrument called for in the contract at a specified future date at an agreed price. The Fund may also use such techniques, to the extent permitted by applicable law, as a substitute for direct investment in foreign securities.
          The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains. Futures and options transactions involve costs and may result in losses.
          Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options and movements in the prices of the underlying securities or currencies that are the subject of the hedge. The successful use of futures and options further depends on the Investment Management Company's ability to forecast market movement correctly.
          Other risks arise from the Fund's potential inability to close out its futures or options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. If the Fund purchases or sells positions in the over-the-counter market, the Fund's ability to terminate those options may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the Fund's ability to engage in futures and options transactions. Position limits and other rules of foreign exchanges may differ from those in the United States. Also, options and futures markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

     Other investment practices
          The Fund may also engage in the following investment practices, each of which involves certain special risks.
          Securities loans, repurchase agreements and forward commitments. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

     Derivatives
          Certain of the instruments in which the Fund may invest, such as futures contracts, options, and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon or is derived from, the value of an underlying asset, such as a security or an index.

(B)  Restrictions of Investment:
          Except for the investment restrictions designated as fundamental below, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental investment restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.
     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.
     (3) With respect to 50% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
     (4) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities
     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
     (7) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.
     (8) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into non-U.
     S. exchange contracts and other financial transactions not involving physical commodities. (Securities denominated in gold whose value is determined by the value of gold are not considered to be commodity contacts.)
     (9) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.
          Although certain of the Fund's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so and did not do so last year.
          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of
     (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.
     It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:
          Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable) and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.
          In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association.
     1. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;
     2. The Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. or other sovereign governments or their agencies or instrumentalities;
     3. The Fund may not acquire more than 10% of the outstanding voting securities of any issuer and may not acquire more than 15% of the outstanding voting securities of any issuer together with other mutual funds managed by the Investment Management Company;
     4. The Fund may not invest in the securities of other registered open-end investment funds or companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
     5. The Fund may not invest more than 10% of the net assets of the Fund in securities which are not traded on an official stock exchange or other regulated market, operating regularly and being recognized and open to the public (which shall include, without limitation, the National Association of Securities Dealers Automated Quotation System). This restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.
          If any violation of the foregoing standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
(C)  Distribution Policy:
          The Fund distributes any net investment income and any net short-term capital gains (including gains from options and futures transactions) at least monthly and any net realized long-term capital gains at least annually. Net investment income consists of interest accrued on portfolio investments of the Fund, less accrued expenses. Distributions from capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available.

3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., New York time, and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m. New York time.
          Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain non-U.S. securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as non-U.S. securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value using procedures approved by the Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
          (a) Management and Agent Securities Company Fees Under a Management Contract dated February 20,
          1997, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% of any excess thereafter. Pursuant to the Management Contract and a management contract in effect prior to February 20, 1997, under which the management fee payable to the Investment Management Company was paid at the annual rate of 0.80% of the first $500 million of average net asset, 0.70% of the next $500 million, 0.65% of the next $500 million and 0.60% of any amount over $1.5 billlion, the Fund incurred $3,349,137, $3,116,163 and
          $3,005,982 as management and agent securities company fees for the fiscal years 1995, 1996 and 1997, respectively.
          (b) Custodian Fee and Charges of the Investor
          Servicing Agent
              Putnam Fiduciary Trust Company, the Fund's
          Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.
              The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
              For the fiscal year ended October 31, 1997, the Fund paid $760,362 as a custodian fee and investor servicing agent fee.
          (c) Fee under Class M Distribution Plan
              The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds Corp. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.
              Putnam Mutual Funds Corp. makes quarterly payments to Towa and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Towa and other dealers are designated as the dealer of record.
              Payments under the plan are intended to
          compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Mutual Funds Corp. may suspend or modify such payments to dealers.
              For the fiscal year ended October 31, 1997, the Fund paid fees under the distribution plan of $11,439 for Class M shares.
          (d) Other Expenses:
              The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $7,888 for Fiscal 1997.
              Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 1997 and the fees paid to each Trustee by all of the Putnam funds during calendar 1997:

COMPENSATION TABLE

                              Pension on   Estimated    Total
                    Aggregate retirement   annual benefits
compensation
                    compensation           benefits accruedfrom
all                 from all
                    from the  as part of   Putnam funds Putnam
Trustees/Year       fund (1)  fund expenses             upon
retirement (2)      funds (3)

Jameson A. Baxter/1994$1,128    $351      $87,500  $176,000(4)
Hans H. Estin/1972    1,117    1,080       87,500      175,000
John A. Hill/1985 (4) 1,121      404       87,500      175,000
Ronald J. Jackson/1996 (4)1,128   80       87,500      176,000
Paul L. Joskow/1997 (5) N/A      N/A       87,500       25,500
Elizabeth T. Kennan/19921,115    673       87,500      174,000
Lawrence J. Lasser/1992 1,104    505       87,500      172,000
John H. Mullin, III/1997 (5)     N/A          N/A       87,500
25,500
Robert E. Patterson/19841,128    324       87,500      176,000
Donald S. Perkins/19821,128    1,174       87,500      176,000
William F. Pounds/1971 (6)1,1991,128       87,500      201,000
George Putnam/1957    1,122    1,238       87,500      175,000
George Putnam, III/1984 1,116    213       87,500      174,000
A.J.C. Smith/1986     1,093      724       87,500      170,000
W. Thomas Stephens/1997 (4)(7)   188          N/A       87,500
53,000
W. Nicholas Thorndike/19921,128  967       87,500      176,000


    (1) Includes an annual retainer and an attendance fee for each meeting attended.
    (2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1997.
    (3) As of December 31, 1997, there were 101 funds in the Putnam family.
    (4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the fund to Mr. Hill, Mr. Jackson and Mr. Stephens as of October 31, 1997 were $3,466, $1,821 and $171, respectively, including income earned on such amounts.
    (5)  Elected as a Trustee in November 1997.
    (6) Includes additional compensation for service as Vice Chairman of the Putnam funds.
    (7)  Elected as a Trustee in September 1997


              Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
          This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.
              The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of
          1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.
              The Investment Management Company places all orders for purchases and sales of Fund securities.
          In selecting broker-dealers, the Investment
          Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Investment Management Company may consider sales of Fund shares (and, if permitted by law, shares of the other
          Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1995, 1996 and 1997, the Fund paid $82,679, $54,032 and $21,663 in brokerage commissions, respectively. During fiscal 1997 the Fund paid $12,023 on transactions with an aggregate principal value of $49,796,079 (71.75% of transactions) to brokers and dealers to recognize research, statistical and quotation services provided to the Investment Management Company and its affiliates.
              For the fiscal year ended October 31, 1997, the Fund paid $1,380,927 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
           a. Sales in the United States
              Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50. They can buy Fund shares three ways - through most investment dealers, through Putnam Mutual Funds Corp. or through a systematic investment plan.
              Buying shares through Putnam Mutual Funds Corp. Complete an order form and write a check for the amount the shareholders wish to invest, payable to the Fund. Return the completed form and check to Putnam Mutual Funds Corp., which will act as the investor's agent in purchasing shares through the investor's designated investment dealer.
              Buying shares through systematic investing.
          Investors can make regular investments of $25 or more per month through automatic deductions from the investor's bank checking or savings account. Application forms are available from investor's investment dealer or through the Investor Servicing Agent.
              Shares are sold at the public offering price based on the net asset value next determined after the Investor Servicing Agent receives a shareholder's order. In most cases, in order to receive that day's public offering price, the Investor Servicing Agent must receive a shareholder's order before the close of regular trading on the New York Stock Exchange. If shareholders buy shares through their investment dealer, the dealer must receive the shareholders' orders before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.
          U.S. Offering Price and Sales Charges
              The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of the investor's purchase.
          The Fund receives the net asset value. The sales charge is allocated between an investor's investment dealer and Putnam Mutual Funds Corp. as shown in the following table, except when Putnam Mutual Funds Corp., at its discretion, allocates the entire amount to the investor's investment dealer.

                                   Sales charge as
      Amount of sales
                                   a percentage of:
      charge reallowed
                           Net                 to dealers as
      a
      Amount of transactionamount     Offering   percentage
      of
      at offering price ($)           invested price
      offering price

      Under 50,000          3.36 %    3.25 %
      3.00 %

      50,000 but under 100,000        2.30 %      2.25 %
      2.00 %

      100,000 but under 250,000       1.52 %      1.50 %
      1.25 %

      250,000 but under 500,000       1.01 %      1.00 %
      1.00 %

      500,000 and above     None      None        None

              Class M qualified benefit plans (retirement
          plans for which Putnam Fiduciary Trust Company or
          its affiliates provide recordkeeping or other
          services in connection with the purchase of class M shares) and members of qualified groups may purchase Class M shares without a sales charge.
              An investor may be eligible to buy class M
          shares at reduced sales charges.  Putnam Mutual
          Funds Corp. received $8,507, $19,651 and $10,412 in sales charges for Class M shares for fiscal years 1995, 1996 and 1997, respectively, of which it retained $683, $1,663 and 1,093, respectively.
           b. Sales in Japan
              In Japan, shares of the Fund are offered on any business day and on any business day of the the securities company in Japan during the subscription period mentioned in "8. Period of Subscription, Part
          I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement.
          A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting
          the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment of 300 Shares and in integral multiples of 100 Shares for the initial subscription and of
          100 Shares and integral multiples of 100 Shares for
          any subsequent subscription.   Provided, however,
          even in the case of the subsequent subscription, a Shareholder shall hold 300 Shares or more after the subscription.
              The issue price for shares during the
          subscription period shall be, in principle, the net asset value per Share next calculated on the day on which the Fund has received such application. The trade day in Japan is the day when the Handling Securities Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth business day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales
          Price shall be retained by Putnam Mutual Fund Corp., principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.
              The investors having entrusted a Handling
          Securities Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo
          Foreign Exchange Market on the Trade Day and which shall be determined by the Handling Securities Company. The payment may be made in dollars to the extent that the Handling Securities Companies can agree.
              In addition, the Handling Securities Companies in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in the United States
              A shareholders can sell his shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which it has received payment.
              Selling shares directly to the Fund.  A
          shareholder must send a signed letter of instruction or stock power form to the Investor Servicing Agent, along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives a shareholder's request in proper form. In order to receive that day's net asset value, the Investor Servicing Agent must receive a shareholder's request before the close of regular trading on the New York Stock Exchange.
              If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.
              If a shareholder wants his redemption proceeds sent to an address other than his address as it appears on records of the Investor Servicing Agent, a signature guarantee is required. The Investor Servicing Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.
              The Fund generally sends shareholders payment for shareholders' shares the business day after shareholders' request is received. Under unusual circumstances, the Fund may suspend repurchase, or postpone payment for more than seven days, as permitted by U.S. securities law.
              A shareholder may use the Investor Servicing
          Agent's Telephone Redemption Privilege to redeem shares valued up to $100,000 unless he has notified the Investor Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Investor Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide the Investor Servicing Agent with his account registration and address as it appears on the Investor Servicing Agent's records.
              The Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine;
          if it fails to employ reasonable procedures, the Investor Servicing Agent may be liable for any losses due to unauthorized or fraudulent instructions.
              During periods of unusual market changes and shareholder activity, a shareholder may experience delays in contacting the Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholders' investment dealer.
          The Telephone Redemption Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
              Selling shares through investment dealers. A shareholder's dealer must receive the shareholder's request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. A shareholder's dealer will be responsible for furnishing all necessary documentation to Investor Servicing Agent, and may charge a shareholder for its services.
           b. Repurchase in Japan
              Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund business day that is business day of the securities companies in Japan without a contingent deferred sales charge. The repurchase shall be made in integral multiples of 1 share.
              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Towa, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Handling Securities Companies pursuant to the Contracts or, if the Handling Securities Companies agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.
     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.
     (4)  Custody of Shares:
              Share certificates shall be held by shareholders at their own risk.
              The custody of the share certificates (if issued) representing shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Towa. Certificates of custody for the Shares shall be delivered by the Handling Securities Companies to the Japanese Shareholders.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
              Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by a vote of the Shareholders holding at least 66 2/3% of the shares entitled to a vote or by the Trustees of the Fund by written notice to the shareholders.
     (2)  Accounting Year:
              The accounts of the Fund will be closed each year on 31st October.
     (3)  Authorized Shares:
              There is no prescribed authorized number of shares, and shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
              Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.
              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by shareholder vote.
              In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
     (5)  Issue of Warrants, Subscription Rights, etc.:
              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
     (6)  How Performance Is Shown:
              Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.
              For purposes of calculating yield, net
          investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for financial reporting purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.
              Yield is based on the price of the shares, including the maximum initial sales charge.
              "Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended November 30, 1997, the average annual total return for Class M shares of the Fund was -0.23%, 4.74% and 9.02%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. Returns shown for Class M shares for periods prior to March 17, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended October 31, 1997 was 5.85%.
              All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.
              Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
(B)  Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
              In accordance with the Investment Company Act of 1940, the investment fund is required to send to its shareholders annual and semi-annual reports containing financial information.
          (ii)Disclosure to the SEC
              The investment fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.
     (2)  Disclosure in Japan:
           a. Disclosure to the Supervisory Authority:
              When the Fund intends to offer the shares amounting to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Ministry of Finance.
              The Handling Securities Companies of the shares shall deliver to the investors prospectuses the contents of which are substantially identical to
          Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
           b. Disclosure to Japanese Shareholders:
              The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling Securities Companies.
              The financial statements shall be sent to the Japanese shareholders through the Handling
          Securities Companies or the summary thereof shall be carried in daily newspapers.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, the Investment Management Company, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          Shareholders must register their shares in their own name in order to exercise directly their rights as shareholders. Therefore, the shareholders in Japan who entrust the custody of their shares to the Handling Securities Company cannot exercise directly their shareholder rights, because their shares are registered in the name of the custodian. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies.
          Shareholders in Japan who do not entrust the custody of their shares to the Handling Securities Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by Shareholders are as follows:
          (i) Voting rights
              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          (ii)Repurchase rights
              Shareholders are entitled to request repurchase of shares at their Net Asset Value at any time.
          (iii)    Rights to receive dividends
              Shareholders are entitled to receive any distribution declared by the Trustees.
          Distributions are generally made from net investment income monthly and from any net short-term capital gains at least annually. Distributions from net capital gains are made after applying any available capital loss carryovers.
              Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.
              - Reinvest all distributions in additional shares without a sales charge;
              - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
              - Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like
              Shareholders are entitled to inspect the
          Agreement and Declaration of Trust, the accounting
          books at the discretion of the Court and the minutes of any shareholders' meetings.
          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.
          (vii)    Rights with respect to the U.S.
          registration statement
              If, under the 1933 Act, there is any false statement concerning any important matter in the U.S. Registration Statement, or any omission of any statement of important matters to be stated therein or not to cause any misunderstanding, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustee of the issuer
          (or any person placed in the same position) at the time of filing such Statement, any person involved in preparing such Statement or any subscriber of the relevant shares.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e.
          withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c.  Net investment returns such as dividends, etc.
          and distributions of short-term net realized capital gain, among distributions on shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
              Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
              The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
 (C) Foreign Exchange Control in U.S.A.:
          In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Japanese Minister of Finance of the continuous disclosure is each of the following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
      (E) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo
5.   STATUS OF INVESTMENT FUND
(A)  Diversification of Investment Portfolio



Note:Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
     As of the end of March 1998, 75.17%, 0.00% and 13.91% of
     the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent) and other securities, respectively. The other 10.41% is invested in derivatives and other receivables.

(B)  Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of March 1998 is as follows:

 (Note)   Operations of Class M Shares were commenced on March
     17, 1995.

 (2)  Record of Distributions Paid

(Note) Record of distribution paid and Net Asset Value per share from April 1995 to March 1998 are as follows:

 (C) Record of Sales and Repurchases
     Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such Fiscal Years are as follows:

            Number of    Number of       Net       Number of
           Shares Sold    Shares       Increase   Outstanding
                        Repurchased   (Decrease)    Shares
                                      in Shares
                                     Outstanding
1st Fiscal    42,244        4,802    37,442         37,442
Year           (0)            (0)    (0)            (0)

2nd Fiscal   138,180       44,620    93,560         131,000
Year           (0)            (0)    (0)            (0)

3rd Fiscal   121,290       71,842    49,448         180,450
Year           (0 )           (0)    (0)            (0 )


Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Share has been sold in Japan starting December, 1997.
II.  OUTLINE OF THE TRUST
1.   Trust
(A)  Law of Place of Incorporation
          The Trust is a Massachusetts business trust
     organized in Massachusetts, U.S.A. on June 30, 1986.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Trust is an open-end, non-diversified management company under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory
     Authority.
(C)  Purpose of the Trust
          The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Trust
                                   June 30, 1986:
                         Organization of the Fund as a
                         Massachusetts business trust.
                         Adoption of the Agreement and
                         Declaration of Trust.
                                   February 24, 1987:
                         Adoption of the Amended and Restated
                         Agreement and Declaration of Trust.
                                   December 3, 1993:
                         Adoption of the Amended and Restated
                         Agreement and Declaration of Trust
 (E) Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Trust
          The Trustees are responsible for generally
     overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue shares of the Trust in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Trust, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by the Agreement and Declaration of Trust, the Bylaws of the Trust, or any registration of the Trust with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.
          On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustee shall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum.
     Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.
          The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Trust
     (as of March 31, 1998)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and    85,014
               President           Director of the
                                   Investment
                                   Management
                                   Company and
                                   Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor of    8,288
Pounds         Chairman            Management,
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,      250
Baxter                             Baxter
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,    178
                                   North American
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and    171
                                   Managing
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former          124
Jackson                            Chairman,
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor of    113
Joskow                             Economics and
                                   Management and
                                   Head of the
                                   Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President         443
Kennan                             Emeritus and
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,      133
Lasser         Vice                Chief Executive
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and    224
Mullin, III                        Chief Executive
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and   3,011
Patterson                          Trustee of Cabot
                                   Industrial Trust
                                   and Trustee of
                                   Sea Education
                                   Association
Donald S.      Trustee       present: Director of     1,593
Perkins                            various
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc., Springs
                                   Industries, Inc.
                                   and Time Warner
                                   Inc.
George Putnam, Trustee       present: President, New  2,376
III                                Generation
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and      222
                                   Chief Executive
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and     103
Stephens                           Chief Executive
                                   Officer of
                                   MacMillan Bloedel
                                   Ltd., Director of
                                   Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of       143
Thorndike                          various
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing        0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Patricia C.    Senior Vice   present: Senior Vice     0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Gail S.        Senior Vice   present: Senior Vice     0
Attridge       President           President of the
                                   Investment
                                   Management
                                   Company
William N.     Vice          present: Director and    0
Shiebler       President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Ian C.         Visce         present:  Senior         0
Ferguson       President           Managing Director
                                   of Investment
                                   Management
                                   Company
Gordon H.      Vice          present: Director and    0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
John D. Hughes Vice          present  Senior Vice         0
               President           President of the
               and                 Investment
               Treasurer           Management
                                   Company
Beverly Marcus Clerk and           N/A                0
               Assistant
               Treasurer
John R. Verani Vice          present  Senior Vice     0
               President           President of
                                   Putnam
                                   Investment, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
William J.     Vice          present  Managing        1,999
Curtin         President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
D. William     Managing      present  Managing        0
Kohli          Director            Director of
                                   Putnam
                                   Investment, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company

     (2) Employees of the Trust
          The Trust does not have any employees.
(I)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as the Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is October 31. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (A) Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B)  Outline of the Supervisory Authority
     The Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Company
     The Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D)  History of the Company
     The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $205 billion in assets with over 9 million shareholder accounts at the end of March 1998.
     An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is a subsidiary of Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E)  Amount of Capital Stock  (as of the end of March 1998)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholder's Equity)

     End of 1993                    $49,847,760

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

     End of 1997                    $48,617,160
 (F) Structure of the Management of the Company
     The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

     Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

     The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.
     The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

     In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of on-site visits and other contacts with issuers every year. the Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

     The following officers of the Investment Management
     Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below:

     Names      Yea              Business Experience
                 r               (at least 5 years)
D. William      199  Employed as an investment professional by
Kohli           4    the Investment Management Company since
Managing            1994.
Director            Prior to September, 1994, Mr. Kohli was
                   Executive Vice President and Co-Director of
                   Global Bond Management and, prior to
                   October, 1993, Senior Portfolio Manager at
                   Franklin Advisors/Templeton Investment
                   Counsel.
Gail S.         199  Employed as an investment professional by
Attridge        7    the Investment Management Company since
Senior Vice         1993.
President           Prior to November 1993, she was an Analyst
                   at Keystone Custody International.


(G)  Information Concerning Major Stockholders
     As of the end of March 1998, all the outstanding shares of capital stock of the Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of the Investment Management Company and their respective positions with the Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.

                                           (as of the end of
                        February 1998)
                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Chairman of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Putnam Fiduciary Trust
     Gordon H.   Senior        Company
                 Managing      Senior Administrative
                 Director      Officer and Director of
                               Putnam Mutual Funds Corp.
     Burke,      Director and  Senior Managing Director of
     Robert W.   Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Coburn,     Senior
     Gary N.     Managing
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Bankart,    Managing
     Alan J.     Director
     Bogan,      Managing
     Thomas      Director
     Browchuk,   Managing
     Brett       Director
     Collman,    Managing      Managing Director of Putnam
     Kathleen M. Director      Mutual Funds Corp.
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing      Director and Managing
     Karnig H.   Director      Director of Putnam Fiduciary
                               Trust Company
     Esteves,    Senior
     Irene M.    Managing
                 Director
     Hurley,     Managing      Managing Director of Putnam
     William J.  Director      Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Landes,     Managing
     William J.  Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing
     Michael     Director
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullen,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company
     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Schultz,    Managing
     Mitchell D. Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
     Baumback,   Senior Vice
     Robert K.   President
     Beck,       Managing
     Robert R.   Director
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burns,      Senior Vice
     Cheryl A.   President
     Cassaro,    Managing
     Joseph A.   Director
     Chapman,    Senior Vice
     Susan       President
     Cotner,     Senior Vice
     Beth C.     President
     Curran, J.  Senior Vice   Senior Vice President of
     Peter       President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Mutual Funds Corp.
     England,    Senior Vice
     Richard B.  President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherty,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Gillis,     Managing
     Roland      Director
     Grant, J.   Senior Vice   Senior Vice President of
     Peter       President     Putnam Fiduciary Trust
                               Company
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Joseph,     Senior Vice
     Joseph P.   President
     Kamshad,    Managing
     Omid        Director
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company
     King, David Managing
     L.          Director
     Kirson,     Managing
     Steven L.   Director
     Leichter,   Managing
     Jennifer E. Director
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lukens,     Senior Vice
     James W.    President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mikami,     Senior Vice
     Darryl      President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice   Senior Vice President of
     Jeffrey W.  President     Putnam Fiduciary Trust
                               Company
     Paine,      Senior Vice
     Robert M.   President
     Pohl,       Senior Vice
     Charles G.  President
     Pollard,    Senior Vice
     Mark D.     President
     Quinton,    Senior Vice
     Keith P.    President
     Ray,        Senior Vice
     Christopher President
     A.
     Reeves,     Senior Vice
     William H.  President
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice   Senior Vice President of
     Perez,      President     Putnam Fiduciary Trust
     Charles A.                Company
     Schwister,  Senior Vice   Senior Vice President of
     Jay E.      President     Putnam Fiduciary Trust
                               Company
     Simon,      Senior Vice
     Sheldon N.  President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret D. President
     Storkerson, Senior Vice   Senior Vice President of
     John K.     President     Putnam Fiduciary Trust
                               Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Swanberg,   Senior Vice
     Charles H.  President
     Swift,      Senior Vice
     Robert      President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Managing      Managing Director of Putnam
     Rosemary H. Director      Fiduciary Trust Company
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Till,       Senior Vice
     Hilary F.   President
     Verani,     Senior Vice   Senior Vice President of
     John R.     President     Putnam Fiduciary Trust
                               Company
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Schultz,    Senior Vice
     Mitchell D. President
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Zukowski,   Senior Vice
     Gerald S.   President
     Haslett,    Managing
     Thomas R.   Director
     Zieff,      Managing
     William     Director
     Svensson,   Senior Vice
     Lisa A.     President
     Waldman,    Managing
     David L.    Director
     Atkin,      Senior Vice
     Michael J.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Holding,    Senior Vice
     Pamela      President
     Kobylarz,   Senior Vice
     Jeffrey, J. President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     A.          President
     Kuenstner,  Senior Vice
     Deborah F.  President
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Minn,       Senior Vice
     Seung, H.   President
     Oler,       Senior Vice
     Stephen S.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Santos,     Senior Vice   Senior Vice President of
     David J.    President     Putnam Fiduciary Trust
                               Company
     Scordato,   Senior Vice   Senior Vice President of
     Christine   President     Putnam Mutual Funds Corp.
     A.
     Silk, David Senior Vice
     M.          President
     Stairs,     Senior Vice
     George W.   President
     Troped,     Senior Vice   Senior Vice President of
     Bonnie L.   President     Putnam Mutual Funds Corp.
     Whalen,     Senior Vice   Senior Vice President of
     Edward F.   President     Putnam Mutual Funds Corp.
     Yogg,       Senior Vice
     Michael R.  President

     (I) Summary of Business Lines and Business Operation The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of February 1998, the Investment Management Company managed, advised, and/or administered the following 101 mutual funds and fund portfolios (having an aggregate net asset value of approximately $195.43 billion):





                                                          (As of
                                                            the
                                                         end of
                                                         Februa
                                                            ry,
                                                          1998)
           Name             Month/Date Principal  Total   Net
                               /Year   Character   Net   Asset
                            Establishe  istics    Asset  Value
                                 d                Value   per
                                                   ($    share
                                                 million  ($)
                                                    )

The George Putnam Fund of     11/5/37  Open/Equi 3,194.3  18.58
Boston; A                              ty
The George Putnam Fund of     4/24/92  Open/Equi 1,131.4  18.46
Boston; B                              ty
The George Putnam Fund of     12/1/94  Open/Equi   255.1  18.45
Boston; M                              ty
The George Putnam Fund of     1/1/94   Open/Equi   450.0  18.60
Boston; Y                              ty
Putnam Arizona Tax Exempt     1/30/91  Open/Bond   123.7   9.34
Income Fund; A
Putnam Arizona Tax Exempt     7/15/93  Open/Bond    30.8   9.33
Income Fund; B
Putnam Arizona Tax Exempt     7/3/95   Open/Bond     0.6   9.36
Income Fund; M
Putnam American Government    3/1/85   Open/Bond 1,506.8   8.81
Income Fund; A
Putnam American Government    5/20/94  Open/Bond    35.4   8.77
Income Fund; B
Putnam American Government    2/14/95  Open/Bond     1.7   8.82
Income Fund; M
Putnam Asia Pacific Growth    2/20/91  Open/Equi   417.6  11.50
Fund; A                                ty
Putnam Asia Pacific Growth    6/1/93   Open/Equi   153.3  11.35
Fund; B                                ty
Putnam Asia Pacific Growth    2/1/95   Open/Equi     8.1  11.46
Fund; M                                ty
Putnam Asset Allocation:      2/7/94   Open/Bala   856.8  11.73
Balanced Portfolio; A                  nced
Putnam Asset Allocation:      2/11/94  Open/Bala   486.7  11.66
Balanced Portfolio; B                  nced
Putnam Asset Allocation:      9/1/94   Open/Bala    84.5  11.61
Balanced Portfolio; C                  nced
Putnam Asset Allocation:      2/6/95   Open/Bala    53.0  11.71
Balanced Portfolio; M                  nced
Putnam Asset Allocation:      7/14/94  Open/Bala   237.8  11.74
Balanced Portfolio; Y                  nced
Putnam Asset Allocation:      2/7/94   Open/Bala   362.9  10.34
Conservative Portfolio; A              nced
Putnam Asset Allocation:      2/18/94  Open/Bala   152.1  10.29
Conservative Portfolio; B              nced
Putnam Asset Allocation:      9/1/94   Open/Bala    34.3  10.27
Conservative Portfolio; C              nced
Putnam Asset Allocation:      2/7/95   Open/Bala    15.0  10.31
Conservative Portfolio; M              nced
Putnam Asset Allocation:      7/14/94  Open/Bala    20.4  10.35
Conservative Portfolio; Y              nced
Putnam Asset Allocation:      2/8/94   Open/Bala   596.9  13.10
Growth Portfolio; A                    nced
Putnam Asset Allocation:      2/16/94  Open/Bala   400.1  12.97
Growth Portfolio; B                    nced
Putnam Asset Allocation:      9/1/94   Open/Bala    84.8  12.87
Growth Portfolio; C                    nced
Putnam Asset Allocation:      2/1/95   Open/Bala    45.9  12.97
Growth Portfolio; M                    nced
Putnam Asset Allocation:      7/14/94  Open/Bala   234.1  13.18
Growth Portfolio; Y                    nced
Putnam Balanced Retirement    4/19/85  Open/Bala   632.6  11.17
Fund; A                                nced
Putnam Balanced Retirement    2/1/94   Open/Bala   107.0  11.09
Fund; B                                nced
Putnam Balanced Retirement    3/17/95  Open/Bala     9.7  11.13
Fund; M                                nced
Putnam California Tax         4/29/83  Open/Bond 3,075.4   8.79
Exempt Income Fund; A
Putnam California Tax         1/4/93   Open/Bond   603.0   8.78
Exempt Income Fund; B
Putnam California Tax         2/14/95  Open/Bond    13.3   8.78
Exempt Income Fund; M
Putnam VT Asia Pacific        5/1/95   Open/Equi   108.5   9.51
Growth Fund                            ty
Putnam VT Diversified         9/15/93  Open/Bond   602.7  11.50
Income Fund
Putnam VT Global Growth       5/1/90   Open/Equi 1,688.9  20.04
Fund                                   ty
Putnam VT  Global Asset       2/1/88   Open/Bala   987.7  19.90
Allocation Fund                        nced
Putnam VT Growth and Income   2/1/88   Open/Bala 8,684.1  29.99
Fund                                   nced
Putnam VT High Yield Fund     2/1/88   Open/Bond 1,072.5  13.98
Putnam VT Money Market Fund   2/1/88   Open/Bond   356.9   1.00
Putnam VT New Opportunities   5/2/94   Open/Equi 2,273.5  23.07
Fund                                   ty
Putnam VT U.S. Government     2/1/88   Open/Bond   775.3  13.58
and High Quality Bond Fund
Putnam VT Utilities Growth    5/1/92   Open/Bala   814.3  17.16
and Income Fund                        nced
Putnam VT Voyager Fund        2/1/88   Open/Equi 4,718.4  42.37
                                       ty
Putnam Capital Appreciation   8/5/93   Open/Equi 1,272.1  22.67
Fund; A                                ty
Putnam Capital Appreciation   11/2/94  Open/Equi 1,374.7  22.43
Fund; B                                ty
Putnam Capital Appreciation   1/22/96  Open/Equi   103.8  22.46
Fund; M                                ty
Putnam Convertible Income-    6/29/72  Open/Bala 1,165.7  22.23
Growth Trust; A                        nced
Putnam Convertible Income-    7/15/93  Open/Bala   290.6  22.00
Growth Trust; B                        nced
Putnam Convertible Income-    3/13/95  Open/Bala    18.8  22.08
Growth Trust; M                        nced
Putnam Diversified Equity     7/1/94   Open/Equi   270.6  13.18
Trust; A                               ty
Putnam Diversified Equity     7/2/94   Open/Equi   333.6  13.07
Trust; B                               ty
Putnam Diversified Equity     7/3/95   Open/Equi    25.2  13.11
Trust; M                               ty
Putnam Diversified Income     10/3/88  Open/Bond 2,096.5  12.65
Trust; A
Putnam Diversified Income     3/1/93   Open/Bond 2,364.6  12.60
Trust; B
Putnam Diversified Income     12/1/94  Open/Bond   929.8  12.61
Trust; M
Putnam Diversified Income     7/11/96  Open/Bond    20.9  12.65
Trust ; Y
Putnam Equity Income Fund;    6/15/77  Open/Bala   970.9  16.30
A                                      nced
Putnam Equity Income Fund;    9/13/93  Open/Bala   541.0  16.20
B                                      nced
Putnam Equity Income Fund;    12/2/94  Open/Bala    56.8  16.21
M                                      nced
Putnam Europe Growth Fund;    9/7/90   Open/Equi   496.5  20.64
A                                      ty
Putnam Europe Growth Fund;    2/1/94   Open/Equi   394.7  20.19
B                                      ty
Putnam Europe Growth Fund;    12/1/94  Open/Equi    23.4  20.52
M                                      ty
Putnam Florida Tax Exempt     8/24/90  Open/Bond   241.0   9.47
Income Fund; A
Putnam Florida Tax Exempt     1/4/93   Open/Bond    70.1   9.47
Income Fund; B
Putnam Florida Tax Exempt     5/1/95   Open/Bond     1.6   9.46
Income Fund; M
Putnam High Quality Bond      6/2/86   Open/Bond   336.8  10.14
Fund; A
Putnam High Quality Bond      6/6/94   Open/Bond    14.0  10.11
Fund; B
Putnam High Quality Bond      4/12/95  Open/Bond     1.1  10.15
Fund; M
Putnam Global Governmental    6/1/87   Open/Bond   285.1  13.32
Income Trust; A
Putnam Global Governmental    2/1/94   Open/Bond    39.5  13.29
Income Trust; B
Putnam Global Governmental    3/17/95  Open/Bond   263.6  13.26
Income Trust; M
Putnam Global Growth Fund;    9/1/67   Open/Equi 2,839.7  10.87
A                                      ty
Putnam Global Growth Fund;    4/27/92  Open/Equi 1,810.6  10.51
B                                      ty
Putnam Global Growth Fund;    3/1/95   Open/Equi    49.1  10.80
M                                      ty
Putnam Global Growth Fund;    6/15/94  Open/Equi    54.0  11.03
Y                                      ty
Putnam Growth and Income      1/5/95   Open/Bala 1,164.9  14.53
Fund II; A                             nced
Putnam Growth and Income      1/5/95   Open/Bala 1,390.0  14.42
Fund II; B                             nced
Putnam Growth and Income      1/5/95   Open/Bala   164.9  14.46
Fund II; M                             nced
The Putnam Fund for Growth    11/6/57  Open/Bala 18,631.  20.69
and Income; A                          nced            5
The Putnam Fund for Growth    4/27/92  Open/Bala 15,531.  20.43
and Income; B                          nced            8
The Putnam Fund for Growth    5/1/95   Open/Bala   406.0  20.57
and Income; M                          nced
The Putnam Fund for Growth    6/15/94  Open/Bala   790.3  20.73
and Income; Y                          nced
Putnam High Yield Advantage   3/25/86  Open/Bond 1,602.8  10.08
Fund; A
Putnam High Yield Advantage   5/16/94  Open/Bond 1,355.3  10.03
Fund; B
Putnam High Yield Advantage   12/1/94  Open/Bond 2,205.0  10.07
Fund; M
Putnam High Yield Trust; A    2/14/78  Open/Bond 3,328.9  13.15
Putnam High Yield Trust; B    3/1/93   Open/Bond 1,240.2  13.09
Putnam High Yield Trust; M    7/3/95   Open/Bond    23.7  13.14
Putnam Health Sciences        5/28/82  Open/Equi 2,168.6  60.07
Trust; A                               ty
Putnam Health Sciences        3/1/93   Open/Equi   932.6  58.32
Trust; B                               ty
Putnam Health Sciences        7/3/95   Open/Equi    42.5  59.52
Trust; M                               ty
Putnam Income Fund; A         11/1/54  Open/Bond 1,388.4   7.11
Putnam Income Fund; B         3/1/93   Open/Bond   430.7   7.07
Putnam Income Fund; M        12/14/94  Open/Bond 1,249.0   7.07
Putnam Income Fund; Y         2/12/94  Open/Bond   215.0   7.12
Putnam Intermediate U.S.      2/16/93  Open/Bond   140.0   4.93
Government Income Fund; A
Putnam Intermediate U.S.      2/16/93  Open/Bond    70.5   4.93
Government Income Fund; B
Putnam Intermediate U.S.      4/3/95   Open/Bond     7.2   4.94
Government Income Fund; M
Putnam International New      1/3/95   Open/Equi   762.2  12.00
Opportunities Fund; A                  ty
Putnam International New      7/21/95  Open/Equi   966.3  11.82
Opportunities Fund; B                  ty
Putnam International New      7/21/95  Open/Equi    79.3  11.90
Opportunities Fund; M                  ty
Putnam Investors Fund; A      12/1/25  Open/Equi 2,356.8  12.29
                                       ty
Putnam Investors Fund; B      3/1/93   Open/Equi   500.5  11.87
                                       ty
Putnam Investors Fund; M      12/2/94  Open/Equi    53.2  12.13
                                       ty
Putnam Investors Fund; Y     11/30/96  Open/Equi   121.1  12.29
                                       ty
Putnam Massachusetts Tax     10/23/89  Open/Bond   293.1   9.64
Exempt Income Fund; A
Putnam Massachusetts Tax      7/15/93  Open/Bond   101.5   9.64
Exempt Income Fund; B
Putnam Massachusetts Tax      5/12/95  Open/Bond     2.5   9.64
Exempt Income Fund; M
Putnam Michigan Tax Exempt   10/23/89  Open/Bond   145.4   9.39
Income Fund; A
Putnam Michigan Tax Exempt    7/15/93  Open/Bond    39.9   9.38
Income Fund; B
Putnam Michigan Tax Exempt    4/17/95  Open/Bond     1.5   9.39
Income Fund; M
Putnam Minnesota Tax Exempt  10/23/89  Open/Bond   104.6   9.21
Income Fund; A
Putnam Minnesota Tax Exempt   7/15/93  Open/Bond    41.4   9.18
Income Fund; B
Putnam Minnesota Tax Exempt   4/3/95   Open/Bond     1.7   9.20
Income Fund; M
Putnam Money Market Fund; A   10/1/76  Open/Bond 2,052.4   1.00
Putnam Money Market Fund; B   4/27/92  Open/Bond   383.3   1.00
Putnam Money Market Fund; M   12/8/94  Open/Bond    56.7   1.00
Putnam Municipal Income       5/22/89  Open/Bond   824.3   9.33
Fund; A
Putnam Municipal Income       1/4/93   Open/Bond   502.1   9.32
Fund; B
Putnam Municipal Income       12/1/94  Open/Bond    15.2   9.32
Fund; M
Putnam New Jersey Tax         2/20/90  Open/Bond   225.1   9.36
Exempt Income Fund; A
Putnam New Jersey Tax         1/4/93   Open/Bond    93.9   9.35
Exempt Income Fund; B
Putnam New Jersey Tax         5/1/95   Open/Bond     0.6   9.36
Exempt Income Fund; M
Putnam New York Tax Exempt    9/2/83   Open/Bond 1,716.6   9.03
Income Fund; A
Putnam New York Tax Exempt    1/4/93   Open/Bond   230.0   9.01
Income Fund; B
Putnam New York Tax Exempt    4/10/95  Open/Bond     2.2   9.02
Income Fund; M
Putnam New York Tax Exempt    11/7/90  Open/Bond   167.0   9.18
Opportunities Fund; A
Putnam New York Tax Exempt    2/1/94   Open/Bond    61.9   9.17
Opportunities Fund; B
Putnam New York Tax Exempt    2/10/95  Open/Bond     2.4   9.16
Opportunities Fund; M
Putnam Global Natural         7/24/80  Open/Equi   221.6  20.35
Resources Fund; A                      ty
Putnam Global Natural         2/1/94   Open/Equi   140.1  20.06
Resources Fund; B                      ty
Putnam Global Natural         7/3/95   Open/Equi     8.1  20.24
Resources Fund; M                      ty
Putnam New Opportunities      8/31/90  Open/Equi 9,210.3  52.92
Fund; A                                ty
Putnam New Opportunities      3/1/93   Open/Equi 7,432.1  50.97
Fund; B                                ty
Putnam New Opportunities      12/1/94  Open/Equi   412.0  52.07
Fund; M                                ty
Putnam New Opportunities      7/19/94  Open/Equi   364.6  53.43
Fund; Y                                ty
Putnam Ohio Tax Exempt       10/23/89  Open/Bond   185.0   9.29
Income Fund; A
Putnam Ohio Tax Exempt        7/15/93  Open/Bond    52.5   9.28
Income Fund; B
Putnam Ohio Tax Exempt        4/3/95   Open/Bond     2.0   9.29
Income Fund; M
Putnam OTC & Emerging         11/1/82  Open/Equi 2,483.9  17.62
Growth Fund; A                         ty
Putnam OTC & Emerging         7/15/93  Open/Equi 1,260.4  16.92
Growth Fund; B                         ty
Putnam OTC & Emerging         12/2/94  Open/Equi   218.8  17.30
Growth Fund; M                         ty
Putnam OTC & Emerging         7/12/96  Open/Equi   106.1  17.71
Growth Fund; Y                         ty
Putnam International Growth   2/28/91  Open/Equi 1,358.7  18.25
Fund; A                                ty
Putnam International Growth   6/1/94   Open/Equi   911.5  17.96
Fund; B                                ty
Putnam International Growth   12/1/94  Open/Equi   107.7  18.14
Fund; M                                ty
Putnam International Growth   7/12/96  Open/Equi   114.2  18.28
Fund; Y                                ty
Putnam Pennsylvania Tax       7/21/89  Open/Bond   188.5   9.51
Exempt Income Fund; A
Putnam Pennsylvania Tax       7/15/93  Open/Bond    87.4   9.50
Exempt Income Fund; B
Putnam Pennsylvania Tax       7/3/95   Open/Bond     1.4   9.52
Exempt Income Fund; M
Putnam Preferred Income       1/4/84   Open/Bond   120.1   9.12
Fund; A
Putnam Preferred Income       4/20/95  Open/Bond     9.3   9.09
Fund; M
Putnam Tax - Free Income      9/20/93  Open/Bond   643.3  14.70
Trust
Tax - Free High Yield Fund;
A
Putnam Tax - Free Income      9/9/85   Open/Bond 1,382.4  14.72
Trust
Tax - Free High Yield Fund
B
Putnam Tax - Free Income     12/29/94  Open/Bond    18.4  14.70
Trust
Tax - Free High Yield Fund
M
Putnam Tax - Free Income      9/30/93  Open/Bond   228.7  15.51
Trust
Tax - Free Insured Fund; A
Putnam Tax - Free Income      9/9/85   Open/Bond   336.5  15.52
Trust
Tax - Free Insured Fund; B
Putnam Tax - Free Income      6/1/95   Open/Bond     1.7  15.50
Trust
Tax - Free Insured Fund; M
Putnam Tax Exempt Income     12/31/76  Open/Bond 2,034.9   9.24
Fund; A
Putnam Tax Exempt Income      1/4/93   Open/Bond   253.1   9.24
Fund; B
Putnam Tax Exempt Income      2/16/95  Open/Bond    10.0   9.26
Fund; M
Putnam Tax Exempt Money      10/26/87  Open/Bond    83.9   1.00
Market Fund
Putnam U.S. Government        2/8/84   Open/Bond 2,149.0  13.08
Income Trust; A
Putnam U.S. Government        4/27/92  Open/Bond 1,266.4  13.03
Income Trust; B
Putnam U.S. Government        2/6/95   Open/Bond   178.5  13.05
Income Trust; M
Putnam U.S. Government        4/11/94  Open/Bond     5.0  13.08
Income Trust; Y
Putnam Utilities Growth and  11/19/90  Open/Bala   703.2  12.96
Income Fund; A                         nced
Putnam Utilities Growth and   4/27/92  Open/Bala   736.2  12.88
Income Fund; B                         nced
Putnam Utilities Growth and   3/1/95   Open/Bala    10.3  12.94
Income Fund; M                         nced
Putnam Vista Fund; A          6/3/68   Open/Equi 3,031.8  12.79
                                       ty
Putnam Vista Fund; B          3/1/93   Open/Equi 1,459.5  12.26
                                       ty
Putnam Vista Fund; M          12/1/94  Open/Equi   117.5  12.56
                                       ty
Putnam Vista Fund; Y          3/28/95  Open/Equi   270.0  12.91
                                       ty
Putnam Voyager Fund II; A     4/14/93  Open/Equi   585.3  20.58
                                       ty
Putnam Voyager Fund II; B     10/2/95  Open/Equi   547.3  20.21
                                       ty
Putnam Voyager Fund II; M     10/2/95  Open/Equi    65.7  20.35
                                       ty
Putnam Voyager Fund; A        4/1/96   Open/Equi 12,880.  20.62
                                       ty              3
Putnam Voyager Fund; B        4/27/92  Open/Equi 6,790.2  19.50
                                       ty
Putnam Voyager Fund; M        12/1/94  Open/Equi 297,537  20.25
                                       ty             .8
Putnam Voyager Fund; Y        4/1/94   Open/Equi 1,364.2  20.89
                                       ty
Putnam California            11/27/92  Closed/Bo    88.2  15.66
Investment Grade Municipal             nd
Trust
Putnam Convertible            6/29/95  Closed/Bo   102.1  27.57
Opportunities and Income               nd
Trust
Putnam Dividend Income Fund   9/28/89  Closed/Bo   127.7  11.80
                                       nd
Putnam High Income            7/9/87   Closed/Bo   134.7  10.00
Convertible and Bond Fund              nd
Putnam Investment Grade      10/26/89  Closed/Bo   391.0  12.13
Municipal Trust                        nd
Putnam Investment Grade      11/27/92  Closed/Bo   255.5  14.41
Municipal Trust II                     nd
Putnam Investment Grade      11/29/93  Closed/Bo    64.1  13.49
Municipal Trust III                    nd
Putnam Managed High Yield     6/25/93  Closed/Bo   112.1  14.94
Trust                                  nd
Putnam Managed Municipal      2/24/89  Closed/Bo   633.8   9.97
Income Trust                           nd
Putnam Master Income Trust   12/28/87  Closed/Bo   492.5   9.28
                                       nd
Putnam Master Intermediate    4/29/88  Closed/Bo   864.0   8.64
Income Trust                           nd
Putnam Municipal              5/28/93  Closed/Bo   351.1  14.24
Opportunities Trust                    nd
Putnam New York Investment   11/27/92  Closed/Bo    50.3  14.15
Grade Municipal Trust                  nd
Putnam Premier Income Trust   2/29/88  Closed/Bo 1,244.3   8.87
                                       nd
Putnam Tax - Free Heath       6/29/92  Closed/Bo   207.5  15.03
Care Fund                              nd
Putnam Growth Opportunities   10/2/95  Open/Equi   278.7  14.55
Fund; A                                ty
Putnam Growth Opportunities   8/1/97   Open/Equi   135.9  14.49
Fund; B                                ty
Putnam Growth Opportunities   8/1/97   Open/Equi   12.20  14.51
Fund; M                                ty
Putnam Strategic Income       2/19/95  Open/Bond    54.8   8.66
Fund; A
Putnam Strategic Income       2/19/96  Open/Bond    81.7   8.66
Fund; B
Putnam Strategic Income       2/19/96  Open/Bond     8.9   8.66
Fund; M
Putnam High Yield Total       1/1/97   Open/Bond    19.6   8.95
Return Fund; A
Putnam High Yield Total       1/1/97   Open/Bond    24.2   8.85
Return Fund; B
Putnam High Yield Total       1/1/97   Open/Bond     2.2   8.86
Return Fund; M
Putnam VT International       1/1/97   Open/Bala   231.8  12.47
Growth and Income                      nced
Putnam VT International New   1/1/97   Open/Equi   115.7  10.68
Opportunities Fund                     ty
Putnam VT International       1/1/97   Open/Equi   157.2  12.53
Growth Fund                            ty
Putnam Balanced Fund          10/2/95  Open/Bala     3.1  11.50
                                       nced
Putnam Emerging Markets       10/2/95  Open/Equi    46.9   9.64
Fund; A                                ty
Putnam Emerging Markets       10/2/95  Open/Equi    36.7   9.55
Fund; B                                ty
Putnam Emerging Markets       10/2/95  Open/Equi     3.8   9.58
Fund; M                                ty
Putnam California Tax        10/26/87  Open/Bond    43.3   1.00
Exempt Money Market Fund
Putnam High Yield Municipal   5/25/89  Closed/Bo   248.2   9.29
Trust                                  nd
Putnam New York Tax Exempt   10/26/87  Open/Bond    38.6   1.00
Money Market Fund
Putnam International Growth   8/1/96   Open/Equi   326.2  11.48
and Income Fund;  A                    ty
Putnam International Growth   8/1/96   Open/Equi   333.5  11.41
and Income Fund;  B                    ty
Putnam International Growth   8/1/96   Open/Equi    33.1  11.44
and Income Fund;  M                    ty
Putnam Research Fund          10/2/95  Open/Equi    11.8  12.68
                                       ty
Putnam New Value Fund;  A     1/3/95   Open/Equi   489.4  14.45
                                       ty
Putnam New Value Fund;  B     2/26/96  Open/Equi   470.1  14.34
                                       ty
Putnam New Value Fund;  M     2/26/96  Open/Equi    51.6  14.38
                                       ty
Putnam Global Growth and      1/3/95   Open/Equi    15.4  12.72
Income Fund; A                         ty
Putnam Global Growth and     10/31/97  Open/Equi     9.8  12.69
Income Fund; B                         ty
Putnam Global Growth and     10/31/97  Open/Equi     0.9  12.70
Income Fund; M                         ty
Putnam Equity '98            12/30/97  Open/Equi     2.8   9.72
                                       ty
Putnam High Yield II Fund;   12/31/97  Open/Bond    42.4   8.96
A
Putnam High Yield II Fund;   12/31/97  Open/Bond    56.9   8.95
B
Putnam High Yield II Fund;   12/31/97  Open/Bond     2.7   8.95
M
Putnam International Fund    12/28/95  Open/Equi     4.0  10.42
                                       ty
Putnam Japan Fund            12/28/95  Open/Equi     2.3   5.38
                                       ty
Putnam International         12/28/95  Open/Equi    63.0  12.34
Voyager Fund;  A                       ty
Putnam International         10/30/96  Open/Equi    52.1  12.27
Voyager Fund;  B                       ty
Putnam International         10/30/96  Open/Equi     5.7  12.30
Voyager Fund;  M                       ty
Putnam VT New Value Fund      1/2/97   Open/Equi   216.6  11.99
                                       ty
Putnam VT Vista Fund          1/2/97   Open/Equi   193.6  13.27
                                       ty



(J)  Miscellaneous

     1.   Election and Removal of Directors
          Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

     2.   Results of operations
          Officers are elected by the Board of Directors.  The
     Board of Directors may remove any officer without cause.

     3.   Supervision by SEC of Changes in Directors and
     Certain Officers
          Putnam files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports, lists and provides certain information relating to directors and officers of Investment Management Company.

     4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.

          a. Articles of Organization of the Investment Management Company may be amended, under the General Corporation Law of The Commonwealth of Massachusetts, by appropriate shareholders' vote.

          b.   Under the General Corporation Law of The
               Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

          c. The Investment Management Company has no direct subsidiaries.

     5.   Litigation, etc.
          There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Registration
     Statement.


III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
     (1) Amount of Capital
          U.S.$34,197,915 as of the end of March 1998
     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
     (3) Outline of Business Relationship with the Fund Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
     (1) Amount of Capital
          U.S.$145,171,321 as of the end of March 1998
     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal
          Underwriter of the shares of Putnam Funds including the Fund.
     (3) Outline of Business Relationship with the Fund Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C)  Towa Securities Co., Ltd. (Distributor in Japan and Agent
     Securities Company)
     (1)  Amount of Capital
          Yen7.94 billion as of the end of March 1998
     (2)  Description of Business
          Towa Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in the Agent Securities Company for US Money Income Fund.
      (3) The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

(D)  Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.

(E)  Interlocking Directors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:

                                        (as of the filing
date)
     Name of                   Investment      Transfer Agent
     Officer                   Management      and
     or        Fund            Company         Shareholder
     Trustee                                   Service Agent
     George    Chairman and    Chairman and         None
     Putnam    Trustee         Director
     Charles   Executive Vice  Managing             None
     E. Porter President       Director
     Patricia  Senior Vice     Senior Vice          None
     C.        President       President
     Flaherty
     Lawrence  Trustee and     President and        None
     J. Lasser Vice President  CEO
     Gordon H. Vice President  Senior             Director
     Silver                    Managing
                               Director
     John R.   Vice President  Senior Vice          None
     Verani                    President
     Gail S.   Vice President  Senior Vice          None
     Attridge                  President
     D.        Vice President  Managing             None
     William                   Director
     Kohli
     William   Vice President  Managing             None
     J. Curtin                 Director
     Ian C.    Vice President  Senior               None
     Ferguson                  Managing
                               Director
IV.  FINANCIAL CONDITION OF THE FUND

1.   FINANCIAL STATEMENTS

     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]
     Financial highlights
          The following table presents per share financial information for class M shares. This information has been audited and reported on by the Fund's independent accountants. Financial statements included in the Fund's annual report to shareholders for the 1997 fiscal year are presented in their entirety in this SRS. The Fund's annual report is available without charge upon request.

Financial highlights (For a share outstanding throughout the period)


March 17, 1995

(commencement of

Year ended    operations) to

October 31    October 31


1997                 1996           1995



Class M


Net asset value, beginning of period $14.44    $13.59  $12.81



Investment operations


Net investment income                  .66(c)  .77(c)   .49
Net realized and unrealized gain (loss) on investments (.23)
 .83                                     .88


Total from investment operations      .43      1.60    1.37


Less distributions:
From net investment income             (.56)    (.75)  (.40)
In excess of net investment income     (.42)    -         -
From return of capital                 -        -      (.19)


Total distributions                   (.98)     (.75)  (.59)


Net asset value, end of period      $13.89    $14.44  $13.59


Total investment return at net asset value (%) (a)     3.15
12.14                                 10.87 *


Net assets, end of period (in thousands)     $2,506  $1,892
$509


Ratio of expenses to average net assets (%) (b)  1.54  1.58.96
*
Ratio of net investment income to average net assets (%)
4.74                                   5.52      4.78 *
Portfolio turnover (%)               638.66    429.38300.66


  *  Not annualized.
 (a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

[The following financial documents are omitted here.]

Financial statements of the Fund for the years 1996 and 1997
(audited) together with the auditors' reports.

Financial statements of the Fund for the semi-annual periods ended on April 30, 1995 and April 30, 1996 (unaudited)

Financial Highlights


2.   CONDITION OF THE FUND
      (a) Statement of Net Assets

(b) Names of Major Portfolio Holdings other than Equity Shares
(Top 30 Holdings)

                                        (As of the end of
     March, 1998
                                                                      U.S.                  Inve
                                                                     Dollar               st-
                          Kind of               Inte   Par Value       Acquisit   Current    ment
                                               rest                  ion
     Name of Securities   Issue       Maturity  Rate    [1,000]  curr Cost       Value      Rati
                                               (%)              ency                      o
                                                                                          (%)
1.  GNMA TBA              U.S.          2028        7     81,090 USD   81,723,0   81,900,9   13.7
                         Government                                        59         00
2.  United Kingdom        Foreign       2002        7     42,795 GBP   72,633,6   73,584,2   12.3
    Treasury Bond         Govern.                                           60         48
3.  U.S.Treasury Notes    U.S.          2008        5     61,315 USD   60,846,2   60,567,5   10.1
                         Government              1/2                       82         70
4.  Germany (Federal      Foreign       2008        5     82,070 DEM   45,646,8   45,577,1    7.6
    Republic of)          Govern.                 1/4                       76         69
5.  United Kingdom        Foreign       2007        8     20,070 GBP   35,272,0   36,857,1    6.2
    Treasury Bond         Govern.                                           91         30
6.  U.S. Treasury Notes   U.S.          2008        5     34,080 USD   34,902,9   35,049,2    5.9
                         Government              1/2                       47         35
7.  France Treasury Bill  Foreign       2000        4    168,115 FRF   27,264,0   27,122,7    4.5
                         Govern.                                           52         70
8.  Australia (Government Foreign       2005        7     34,040 AUD   25,418,0   25,020,8    4.2
    of)                   Govern.                 1/2                       99         30
9.  Germany (Federal      Foreign       2028        5     33,955 DEM   19,233,4   18,728,0    3.1
    Republic of)          Govern.                 5/8                       21         89
10. Kreditanstalt Fuer    Corporate     2009        5     28,950 USD   15,857,2   15,606,6    2.6
    Wiederauf             Bonds                                             77         75
11. Italy (Government of) Foreign       2002        5  27,085,00 ITL   15,689,2   15,468,1    2.6
                         Govern.                 3/4          0            48         98
12. Argentina (Republic   Brady         2023        5     20,042 USD   15,594,3   15,358,1    2.6
    of)                   Bonds                   1/2                       92         85
13. South Africa          Foreign       2010       13     73,714 ZAR   14,551,3   14,470,4    2.4
    (Republic of)         Govern.                                           59         09
14. Canada (Government    Foreign       2007        7      1,975 CAD   13,304,2   13,564,4    2.3
    of)                   Govern.                 1/4                       09         43
15. Brazil (Government    Brady         2014        8     10,245 USD   8,580,38   8,619,31    1.4
    of)                   Bonds                                              5          7
16. Argentina (Republic   Brady         2005        6      7,817 USD   7,162,00   7,210,81    1.2
    of)                   Bonds                   2/3                        7          4
17. Peru (Government of)  Foreign       2017        4      9,000 PEN   5,795,18   6,176,70    1.0
                         Govern.                                            8          0
18. Russia (Government    Foreign       2020        6      9,330 USD   5,953,70   5,936,21    1.0
    of)                   Govern.                 5/7                        6          3
19. United Mexican States Brady         2019        6      5,295 USD   4,540,46   4,494,39    0.8
                         Bonds                   1/4                        3          6
20. Bulgaria (Government  Brady         2012        2      5,890 USD   3,974,60   3,924,21    0.7
    of)                   Bonds                   1/4                        0          3
21. Philippines           Brady         2017        6      4,312 USD   3,700,95   3,794,56    0.6
    (Government of)       Bonds                   1/2                        4          0
22. Reliance Industries   Corporate     2007        8      2,310 USD   3,858,56   3,507,28    0.6
                         Bonds                   3/4                        8          2
23. Sumitomo Treasury     Corporate     2049        9      2,925 USD   3,027,37   3,023,71    0.5
                         Bonds                   2/5                        5          9
24. Transamerican Energy  Corporate     2002        0      3,150 USD   2,446,85   2,646,00    0.4
                         Bonds                                              4          0
25. Grupo Iusacell S.A.   Corporate     2004       10      1,450 USD   1,450,00   1,508,00    0.3
    de C.V. 144A          Bonds                                              0          0
26. Turkish Treasury Bill Foreign       1998        0  444,760,0 TRL   1,340,14   1,326,75    0.2
                         Govern.                             00             7          7
27. Colt Telecom          Corporate     2007        8      2,090 USD   1,196,12   1,227,41    0.2
                         Bonds                   3/4                        4          5
28. Turkish Treasury Bill Foreign       1998        0  2,564,800 TRL    887,381    890,911    0.1
                         Govern.                           ,000
29. Turkish Treasury Bill Foreign       1998        0  238,280,0 TRL    795,583    829,057    0.1
                         Govern.                             00
30. Central European      Corporate     2004        8      1,450 USD    784,538    776,996    0.1
    Media Enterprises     Bonds                   1/8

21.                                                                                        0.0



V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
     TRUST SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 989, Boston, MA 02103, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to shareholders.
     The acquisition of shares by any person may be restricted.


VI.  MISCELLANEOUS

(1) The following documents were filed with the Ministry of Finance of Japan in connection with the Fund.
          November 14, 1997:  Securities Registration
Statement
          November 25, 1997:  Amendment to Securities
Registration Statement
          January 9, 1998:    Amendment to Securities
Registration Statement
          April 30, 1998:     Annual Securities Report
                         Amendment to Securities Registration
Statement
(2) The ornamental design is used in cover page of the Japanese Prospectus.
(3) The following must be set forth in the Prospectus. Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of
     Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Financial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.
(4)  Summarized Preliminary Prospectus will be used.
     Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
        (a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines and other books.
        (b) The layout, quality of papers, priting colour, design etc. of the Summarized Preliminary Prospectus may varyetc. of the Summarized Prelimin ary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.
        (c) For information of the Fund's achievements, the changes of the net asset value per share and thefluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.
        (d) An example of dividend receivable corresponding to a certain amount of purchase may be mentioned on the basis of historical performance of the Fund. Such amount of dividend and purchase may be described converted to Japanese yen may be described as well.
        (e) An example of delivery amount corresponding to a certain number of shares applied may be mentioned on the basis of the historical Net Asset Value. Such amount of delivery may be described converted to Japanese yen may be described as well.
PART III. SPECIAL INFORMATION


I.   OUTLINE OF REGULATORY SYSTEM IN UNITED STATES

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes ant regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.  Securities Act of 1933

              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities.
          The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.  The Internal Revenue Code

              An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933
          Act, and the 1934 Act, among others, to the Fund.
          The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its prospectus if it becomes materially inaccurate or misleading;

          2.  Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.  Maintenance of a code of ethics; and

          6.  Periodic board review of certain fund
          transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m.) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the
Exercise of Such Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     If the Fund qualified as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long a shareholder has held shares in the Fund.
Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investments by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax ruled apply to investments though defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan", above.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principally underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.


II.  FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted, in Japanese version, financial statements of the Investment Management Company and Japanese translations thereof are incorporated here.]


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency